Investment Securities - Additional Information (Detail) $ in Thousands	Jun. 30, 2022 USD ($) Security Securities	Dec. 31, 2021 USD ($) Security Securities	Dec. 31, 2020 USD ($) Securities
Debt Securities, Available-for-sale [Abstract]
Debt Securities, Available-for-sale, Unrealized Loss Position, Number of Positions | Securities	162	41	19
Held to maturity debt securities | Security	9	0
Pledged debt securities with a carrying value | $	$ 37,869	$ 45,300	$ 52,100